UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MetLife Core Plus Fund

Semi-Annual Report	April 30, 2024

Investment Adviser: MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 38.8%

	Face Amount	Value

COMMUNICATION SERVICES — 4.2%
AT&T
1.700%, 03/25/26	$605,000	$563,408
3.500%, 06/01/41	320,000	237,280
3.550%, 09/15/55	335,000	218,487
6.000%, 11/15/34	20,000	19,708
Charter Communications Operating
6.150%, 11/10/26	550,000	551,353
Meta Platforms
4.450%, 08/15/52	305,000	253,924
Paramount Global
5.900%, 10/15/40	305,000	248,876
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	197,255
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	880,000	813,873
Rakuten Group
9.750%, 04/15/29 (B)	675,000	665,213

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Rogers Communications
5.300%, 02/15/34	$320,000	$306,771
Sprint Spectrum
5.152%, 03/20/28 (B)	840,000	834,626
Time Warner Cable
5.875%, 11/15/40	625,000	516,656
T-Mobile USA
4.500%, 04/15/50	360,000	292,803
5.150%, 04/15/34	205,000	197,381
Verizon Communications
4.016%, 12/03/29	176,000	164,011
5.250%, 03/16/37	415,000	400,721
Warnermedia Holdings
5.141%, 03/15/52	375,000	287,218

		6,769,564

CONSUMER DISCRETIONARY — 1.3%
Ford Motor Credit
6.050%, 03/05/31	320,000	314,737
Ford Otomotiv Sanayi
7.125%, 04/25/29 (B)	570,000	569,715
General Motors Financial
5.950%, 04/04/34	425,000	415,698
Hyundai Capital America
5.400%, 01/08/31 (B)	185,000	180,905
Resorts World Las Vegas
4.625%, 04/06/31 (B)	670,000	568,408

		2,049,463

CONSUMER STAPLES — 1.6%
Altria Group
10.200%, 02/06/39	40,000	53,663
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	160,000	143,982
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	245,000	240,856
Bacardi
5.400%, 06/15/ 33 (B)	265,000	254,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
BAT Capital
4.390%, 08/15/37	$480,000	$394,012
5.834%, 02/20/31	455,000	454,823
JBS USA LUX
6.500%, 12/01/52	305,000	288,728
Philip Morris International
5.125%, 02/15/30	550,000	540,657
Reynolds American
7.250%, 06/15/37	220,000	231,816
8.125%, 05/01/40	45,000	50,032

		2,653,177

ENERGY — 4.1%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	538,000	488,714
Continental Resources
2.268%, 11/15/26 (B)	635,000	582,480
Devon Energy
7.875%, 09/30/31	195,000	217,821
Diamondback Energy
5.750%, 04/18/54	235,000	224,345
6.250%, 03/15/33	530,000	547,280
Energy Transfer
5.250%, 04/15/29	840,000	826,856
5.950%, 05/15/54	275,000	259,179
6.400%, 12/01/30	535,000	550,994
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (B)	418,094	387,405
Hess
5.800%, 04/01/47	265,000	259,455
6.000%, 01/15/40	515,000	517,030
HF Sinclair
5.000%, 02/01/28 (B)	375,000	359,788
MPLX
4.950%, 03/14/52	430,000	359,395
Sabine Pass Liquefaction
5.000%, 03/15/27	660,000	650,259

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tennessee Gas Pipeline
2.900%, 03/01/30 (B)	$425,000	$364,072
8.375%, 06/15/32	135,000	153,212

		6,748,285

FINANCIALS — 16.1%
Aon North America
5.450%, 03/01/34	585,000	572,165
Athene Global Funding
2.950%, 11/12/26 (B)	405,000	378,110
Athene Holding
4.125%, 01/12/28	685,000	651,470
Avolon Holdings Funding
5.750%, 03/01/29 (B)	405,000	398,457
Banco Santander
1.722%, H15T1Y + 0.900%, 09/14/27 (A)	600,000	543,075
Bank of America
3.366%, TSFR3M + 1.072%, 01/23/26 (A)	570,000	559,505
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	780,000	719,003
5.288%, SOFRRATE + 1.910%, 04/25/34 (A)	235,000	226,360
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	490,000	476,509
Bank of America MTN
3.093%, TSFR3M + 1.352%, 10/01/25 (A)	380,000	375,494
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%, 09/04/72 (A) (C)	870,000	849,984
Barclays
4.375%, 01/12/26	570,000	555,863
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/30 (A) (B)	470,000	462,107
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/27 (A) (B)	700,000	698,701
Canadian Imperial Bank of Commerce
6.092%, 10/03/33	480,000	488,340
Cantor Fitzgerald
4.500%, 04/14/27 (B)	350,000	331,118
CI Financial
3.200%, 12/17/30	670,000	533,391
4.100%, 06/15/51	170,000	99,849

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	$455,000	$370,435
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	805,000	787,261
5.610%, SOFRRATE + 1.546%, 09/29/26 (A)	280,000	279,384
8.125%, 07/15/39	325,000	396,680
Citigroup Capital III
7.625%, 12/01/36	15,000	15,380
Constellation Insurance
6.800%, 01/24/30 (B)	590,000	565,878
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/33 (A) (B)	375,000	326,807
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/72 (B) (C)	725,000	79,750
Credit Suisse MTN
3.700%, 02/21/25	530,000	520,995
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26 (A) (B)	470,000	470,607
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	285,000	292,914
F&G Global Funding
1.750%, 06/30/26 (B)	475,000	430,369
Farmers Exchange Capital III
5.454%, US0003M + 3.454%, 10/15/54 (A) (B)	335,000	277,442
Goldman Sachs Capital I
6.345%, 02/15/34	445,000	449,011
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	715,000	572,195
3.272%, TSFR3M + 1.463%, 09/29/25 (A)	475,000	469,784
HSBC Holdings
7.399%, SOFRRATE + 3.020%, 11/13/34 (A)	460,000	489,171
Jackson Financial
3.125%, 11/23/31	570,000	466,962
JPMorgan Chase
1.045%, SOFRRATE + 0.800%, 11/19/26 (A)	570,000	530,442
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	510,000	510,341
Mercury General
4.400%, 03/15/27	464,000	442,113

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Mitsubishi UFJ Financial Group
5.063%, H15T1Y + 1.550%, 09/12/25 (A)	$740,000	$737,238
5.719%, H15T1Y + 1.080%, 02/20/26 (A)	735,000	733,482
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	515,000	474,668
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	340,000	330,778
5.948%, H15T5Y + 2.430%, 01/19/38 (A)	250,000	242,984
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	460,000	441,393
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	390,000	389,843
Mutual of Omaha Insurance
4.297%, US0003M + 2.640%, 07/15/54 (A) (B)	283,000	278,087
Nasdaq
5.550%, 02/15/34	380,000	371,662
NatWest Group
1.642%, H15T1Y + 0.900%, 06/14/27 (A)	475,000	435,397
7.472%, H15T1Y + 2.850%, 11/10/26 (A)	535,000	547,301
PNC Financial Services Group
5.582%, SOFRRATE + 1.841%, 06/12/29 (A)	255,000	253,854
Principal Life Global Funding II
2.250%, 11/21/24 (B)	990,000	971,242
Societe Generale MTN
2.625%, 01/22/25 (B)	520,000	507,291
7.367%, 01/10/53 (B)	325,000	321,819
UBS Group
3.750%, 03/26/25	410,000	402,485
5.699%, H15T1Y + 1.770%, 02/08/35 (A) (B)	370,000	358,782
Wells Fargo
6.090%, TSFR3M + 0.762%, 01/15/27 (A)	735,000	714,035
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/27 (A)	255,000	242,247

		26,418,010

HEALTH CARE — 1.6%
Amgen
5.650%, 03/02/53	205,000	196,735
6.375%, 06/01/37	535,000	558,205

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
CVS Health
5.125%, 02/21/30	$585,000	$572,664
HCA
3.500%, 09/01/30	370,000	326,215
6.000%, 04/01/54	420,000	400,272
Royalty Pharma
1.200%, 09/02/25	300,000	282,517
UnitedHealth Group
5.375%, 04/15/54	270,000	256,469

		2,593,077

INDUSTRIALS — 2.4%
AerCap Ireland Capital DAC
3.000%, 10/29/28	335,000	298,780
Air Lease MTN
3.000%, 02/01/30	470,000	407,287
BAE Systems
5.250%, 03/26/31 (B)	420,000	410,115
Boeing
2.196%, 02/04/26	500,000	466,388
6.298%, 05/01/29 (B)	405,000	406,609
Northrop Grumman
4.900%, 06/01/34	385,000	367,142
Regal Rexnord
6.050%, 02/15/26 (B)	585,000	585,083
Sisecam UK
8.625%, 05/02/32 (B)	320,000	324,224
United Airlines
4.375%, 04/15/26 (B)	615,000	591,559

		3,857,187

INFORMATION TECHNOLOGY — 1.6%
Broadcom
3.419%, 04/15/33 (B)	214,000	179,716
4.926%, 05/15/37 (B)	262,000	239,263
Kyndryl Holdings
2.050%, 10/15/26	330,000	301,691

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle
3.600%, 04/01/40	$650,000	$487,041
3.800%, 11/15/37	670,000	536,644
6.900%, 11/09/52	120,000	130,283
Sprint
7.125%, 06/15/24	110,000	110,061
Sprint Capital
8.750%, 03/15/32	305,000	360,126
Vontier
1.800%, 04/01/26	330,000	305,225

		2,650,050

MATERIALS — 1.2%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	320,917
Celanese US Holdings
6.050%, 03/15/25	130,000	130,017
6.550%, 11/15/30	435,000	445,590
First Quantum Minerals
8.625%, 06/01/31 (B)	560,000	542,023
9.375%, 03/01/29 (B)	440,000	454,597

		1,893,144

REAL ESTATE — 1.0%
Sabra Health Care
3.900%, 10/15/29	420,000	370,986
Scentre Group Trust
2 4.750%, H15T5Y + 4.379%, 09/24/80 (A) (B)	960,000	914,049
Simon Property Group
2.450%, 09/13/29	310,000	266,762

		1,551,797

UTILITIES — 3.7%
American Electric Power
5.699%, 08/15/25	285,000	284,143
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	490,000	487,648
Duke Energy Ohio
5.250%, 04/01/33	365,000	356,121

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Electricite de France
6.000%, 04/22/64 (B)	$295,000	$269,900
Louisville Gas and Electric
5.450%, 04/15/33	485,000	480,053
NextEra Energy Capital Holdings
5.250%, 03/15/34	320,000	307,029
6.051%, 03/01/25	460,000	460,911
NiSource
5.350%, 04/01/34	470,000	449,832
Pacific Gas and Electric
2.100%, 08/01/27	725,000	645,740
5.800%, 05/15/34	335,000	327,095
6.100%, 01/15/29	535,000	539,358
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34 (B)	357,685	337,870
Virginia Electric and Power
5.000%, 04/01/33	472,000	450,132
5.000%, 01/15/34	370,000	351,686
Virginia Power Fuel Securitization
5.088%, 05/01/27	205,000	203,368

		5,950,886

TOTAL CORPORATE OBLIGATIONS
(Cost $67,929,196)		63,134,640

MORTGAGE-BACKED SECURITIES — 36.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 32.9%
FHLMC
2.000%, 07/01/50 to 05/01/52	3,332,171	2,558,511
2.500%, 10/01/31 to 01/01/52	4,452,375	3,609,114
3.000%, 12/01/47	63,647	54,052
3.500%, 08/01/30 to 11/01/48	1,299,188	1,150,010
4.000%, 08/01/44 to 09/01/48	90,662	82,973
4.500%, 05/01/48 to 07/01/52	692,872	654,985
5.000%, 01/01/53	1,022,764	972,306
5.500%, 06/01/41 to 07/01/53	1,565,454	1,523,444
6.000%, 01/01/53 to 04/01/54	1,399,151	1,398,399

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/31	$295,000	$241,519
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	215,000	190,402
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	29,021	25,721
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	143,688	145,340
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	13,150	13,027
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	32,040	28,333
FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39 (D)	401	400
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	132,123	114,007
FNMA
1.850%, 09/01/35	256,813	212,432
2.000%, 05/01/36 to 12/01/51	12,016,139	9,288,034
2.500%, 06/01/50 to 04/01/52	5,211,358	4,210,075
3.000%, 12/01/31 to 12/01/51	6,669,731	5,713,940
3.040%, 01/01/28	161,597	150,240
3.500%, 07/01/30 to 04/01/52	2,492,001	2,200,288
4.000%, 06/01/42 to 05/01/52	946,309	863,906
4.500%, 04/01/35 to 09/01/52	1,129,263	1,059,930
5.000%, 02/01/31 to 04/01/53	1,001,151	962,538
5.500%, 04/01/36 to 07/01/40	121,652	119,146
6.000%, 09/01/39 to 05/01/54	2,545,906	2,527,842
FNMA TBA
5.000%, 05/01/38	1,583,000	1,499,905
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,185	1,186

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	$2,910	$2,861
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	14,713	15,189
FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	354,409	307,236
GNMA
2.000%, 02/20/51	1,088,975	857,709
2.500%, 04/20/51 to 11/20/51	1,693,562	1,386,487
3.000%, 04/20/45 to 04/20/50	856,429	734,938
4.000%, 04/20/49 to 04/20/52	1,802,936	1,644,158
4.500%, 03/15/42	39,365	37,685
4.521%, 01/20/67 (A)	42,085	40,664
5.500%, 07/20/43 to 09/20/43	3,009	3,048
GNMA TBA
2.500%, 05/15/46	245,000	200,824
5.000%, 05/01/40	510,000	488,164
GNMA, Ser 2010-H14, Cl BI, IO
1.460%, 07/20/60 (A)	1,554	148
GNMA, Ser 2017-H16, Cl PT
4.823%, 05/20/66 (A)	98	96
UMBS TBA
2.000%, 05/15/28	1,334,000	1,149,013
2.500%, 05/01/17 to 05/01/43	1,390,253	1,196,180
3.500%, 05/15/54	225,000	193,914
4.000%, 05/01/39	217,997	194,960
4.500%, 05/01/38	610,346	562,381
5.500%, 04/30/35	2,046,000	1,985,747
6.000%, 05/01/32	910,000	901,540

		53,474,947

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	331,081	321,074

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
6.586%, TSFR1M + 1.264%, 04/15/34 (A) (B)	$370,000	$335,775
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/54 (A) (B)	360,000	281,106
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	63,473
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/35 (B)	234,437	220,757
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	185,000	159,219
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.592%, 05/15/55 (A)	205,000	177,566
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (B)	350,000	200,375
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	85,000	82,881
COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.613%, 10/10/48 (A)	490,000	457,860
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (B)	655,285	553,599
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	510,000	442,425
GPMT, Ser 2021-FL3, Cl A
6.683%, TSFR1M + 1.364%, 07/16/35 (A) (B)	243,500	240,534
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	450,000	439,867
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	330,000	299,290
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (B)	313,500	290,843

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.466%, 05/15/48 (A)	$210,000	$189,299
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (B)	380,000	343,778
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.987%, 10/25/48 (A) (B)	592,217	556,085
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (B)	74,451	69,564
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	425,000	379,438

		6,104,808

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $66,428,720)		59,579,755

U.S. TREASURY OBLIGATIONS — 20.1%

U.S. Treasury Bills
5.287%, 05/21/24 (E)	5,025,000	5,010,288
U.S. Treasury Bonds
4.250%, 02/15/54	4,045,000	3,703,071
4.375%, 08/15/43	6,220,000	5,808,897
4.500%, 02/15/44	4,270,000	4,053,831
4.750%, 11/15/53	2,665,000	2,651,259
U.S. Treasury Notes
4.000%, 02/15/34	2,775,000	2,627,578
4.125%, 02/15/27 to 03/31/29	3,965,000	3,873,452
4.250%, 03/15/27	740,000	727,512
4.625%, 02/28/26 to 04/30/31	4,245,000	4,218,293

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,440,229)		32,674,181

ASSET-BACKED SECURITIES — 5.9%

AccessLex Institute, Ser 2007-A, Cl A3
5.885%, TSFR3M + 0.562%, 05/25/36 (A)	175,040	172,074

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	$275,000	$273,173
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (B)	16,600	16,477
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	435,000	431,326
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/57 (A)	170,000	168,880
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/28	300,000	296,324
Chase Home Lending Mortgage Trust, Ser 2024-3, Cl A4
6.000%, 02/25/55 (A) (B)	419,292	412,370
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/31	100,000	97,685
College Avenue Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (B)	205,728	176,842
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (B)	310,000	282,746
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (B)	340,000	337,470
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (B)	600,000	592,115
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (B)	293,807	290,143
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (B)	420,000	424,164
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/36 (B)	380,000	371,850
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (B)	41,982	39,793
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (B)	312,495	289,160
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/31 (B)	245,000	243,187
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (B)	53,258	52,432
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (B)	42,960	41,760

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
LoanCore Issuer, Ser 2021-CRE6, Cl A
6.736%, TSFR1M + 1.414%, 11/15/38 (A) (B)	$485,549	$481,609
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (B)	12,902	12,841
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	29,878	27,751
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/69 (B)	304,520	275,791
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/62 (B)	473,137	425,462
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29 (B)	302,953	302,842
SBA Small Business Investment, Ser 2018-10B, Cl
1 3.548%, 09/10/28	38,372	35,535
SBA Small Business Investment, Ser 2022-10A, Cl
1 2.938%, 03/10/32	592,141	521,868
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/32	309,825	289,463
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (B)	135,000	134,483
Scholar Funding Trust, Ser 2011-A, Cl A
6.509%, SOFR90A + 1.162%, 10/28/43 (A) (B)	259,789	257,239
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.990%, TSFR3M + 1.662%, 04/15/31 (A) (B)	56,069	56,105
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (B)	278,646	250,552
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (B)	366,097	327,390
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31 (B)	34,555	34,533
South Carolina Student Loan, Ser 2015-A, Cl A
6.931%, TSFR1M + 1.614%, 01/25/36 (A)	272,885	273,072
STWD, Ser 2019-FL1, Cl A
6.516%, TSFR1M + 1.194%, 07/15/38 (A) (B)	20,242	20,099
United States Small Business Administration, Ser 2022-25F, Cl
1 4.010%, 06/01/47	477,767	434,671

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/28	$345,000	$341,970

TOTAL ASSET-BACKED SECURITIES (Cost $9,915,747)		9,513,247

MUNICIPAL BONDS — 0.5%

GEORGIA — 0.5%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	601,000	644,342
7.055%, 04/01/57	199,000	214,585

TOTAL MUNICIPAL BONDS (Cost $1,161,224)		858,927

LOAN PARTICIPATION — 0.0%
Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	4,361	2,965

TOTAL LOAN PARTICIPATION (Cost $4,359)		2,965

TOTAL INVESTMENTS — 101.9% (Cost $178,879,475)		$165,763,715

Open futures contracts held by the Fund at April 30, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	32	Jun-2024	$6,550,088	$6,485,000	$(65,088)
U.S. 5-Year Treasury Notes	112	Jun-2024	11,954,611	11,731,125	(223,486)
U.S. 10-Year Treasury Notes	21	Jun-2024	2,307,190	2,256,188	(51,003)

			$20,811,889	$20,472,313	$(339,577)

Short Contracts
Ultra 10-Year U.S. Treasury Notes	(50)	Jun-2024	$(5,635,450)	$(5,510,938)	$124,513

			$15,176,439	$14,961,375	$(215,064)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

Percentages are based on Net Assets of $162,730,641.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2024 was $27,993,654 and represents 17.2% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR90A — Secured Overnight Financing Rate 90-day Average

SOFRRATE — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — One Month Term Secured Overnight Financing Rate

TSFR3M — Three Month Term Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Security

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$63,134,640	$—	$63,134,640
Mortgage-Backed Securities	—	59,579,755	—	59,579,755
U.S. Treasury Obligations	—	32,674,181	—	32,674,181
Asset-Backed Securities	—	9,513,247	—	9,513,247
Municipal Bonds	—	858,927	—	858,927
Loan Participation	—	2,965	—	2,965

Total Investments in Securities	$—	$165,763,715	$—	$165,763,715

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$124,513	$—	$—	$124,513
Unrealized Depreciation	(339,577)	—	—	(339,577)

Total Other Financial Instruments	$(215,064)	$—	$—	$(215,064)

* Futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:

Investments, at Value (Cost $178,879,475)	$165,763,715

Cash and cash equivalents	5,271,218

Foreign Currency, at Value (Cost $(229))	(223)

Receivable for Investment Securities Sold	2,004,905

Dividends and Interest Receivable	1,153,184

Variation Margin Receivable	31,250

Reclaims Receivable	20,284

Prepaid Expenses	23,177

Total Assets	174,267,510

Liabilities:

Payable for Investment Securities Purchased	11,325,090

Variation Margin Payable	59,203

Investment Advisory Fees Payable - Note 6	20,504

Payable due to Administrator	13,510

Payable due to Trustees	6,098

Chief Compliance Officer Fees Payable	2,318

Other Accrued Expenses	110,146

Total Liabilities	11,536,869

Commitments and Contingencies†

Net Assets	$162,730,641

NET ASSETS CONSIST OF:

Paid-in Capital	$228,704,325

Total Accumulated Losses	(65,973,684)

Net Assets	$162,730,641

I Class Shares

Net Assets	$162,730,635

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,524,183

Net Asset Value, Offering and Redemption Price Per Share	$8.33*

R Class Shares

Net Assets	$6

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1

Net Asset Value, Offering and Redemption Price Per Share	$7.43 *

†	See Note 5 in Notes to Financial Statements.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund For the Six Months Ended April 30, 2024 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income

Interest	$4,277,773

Total Investment Income	4,277,773

Expenses

Investment Advisory Fees - (Note 5)	390,904

Administration Fees - (Note 4)	97,724

Trustees’ Fees	8,967

Chief Compliance Officer Fees - (Note 3)	4,038

Transfer Agent Fees - (Note 4)	42,248

Pricing Fees	30,623

Legal Fees	21,613

Registration Fees	18,646

Audit Fees	17,592

Custodian Fees - (Note 4)	9,748

Printing Fees	9,448

Insurance and Other Expenses	8,366

Total Expenses	659,917

Less:

Investment Advisory Fees Waived - (Note 5)	(220,172)

Net Expenses	439,745

Net Investment Income	3,838,028

Net Realized Gain (Loss) on:

Investments	(5,731,747)

Futures Contracts	109,887

Net Realized Loss	(5,621,860)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	16,809,383

Futures Contracts	111,980

Foreign Currency Translation	5

Net Change in Unrealized Appreciation (Depreciation)	16,921,368

Net Realized and Unrealized Gain	11,299,508

Net Increase in Net Assets Resulting from Operations	$15,137,536

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:

Net Investment Income	$3,838,028	$9,154,313

Net Realized Loss	(5,621,860)	(22,183,530)

Net Change in Unrealized Appreciation (Depreciation)	16,921,368	15,607,230

Net Increase in Net Assets Resulting from Operations	15,137,536	2,578,013

Distributions

I Class Shares	(4,038,872)	(9,126,133)

Total Distributions	(4,038,872)	(9,126,133)

Capital Share Transactions:

I Class Shares:

Issued	460,319	31,318,032

Reinvestment of Dividends	4,038,872	9,121,920

Redeemed	(92,185,944)	(87,602,816)

Decrease from I Class Shares Capital Share Transactions	(87,686,753)	(47,162,864)

R Class Shares:

Issued	—	—

Reinvestment of Dividends	—	—

Redeemed	—	—

Increase from R Class Shares Capital Share Transactions	—	—

Net Decrease in Net Assets from Capital Share Transactions	(87,686,753)	(47,162,864)

Total Decrease in Net Assets	(76,588,089)	(53,710,984)

Net Assets:

Beginning of Period	239,318,730	293,029,714

End of Period	$162,730,641	$239,318,730

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Shares Issued and Redeemed:
I Class Shares:
Issued	55,074	3,692,616
Reinvestment of Dividends	467,971	1,073,778
Redeemed	(10,624,474)	(10,180,547)

Decrease in Shares Outstanding from I Class Share Transactions	(10,101,429)	(5,414,153)

R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Increase in Shares Outstanding from R Class Share Transactions	—	—

Net Decrease in Shares Outstanding from Share Transactions.	(10,101,429)	(5,414,153)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period/Years

	I Class Shares
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Period/Year	$8.08	$8.36	$10.26	$10.42	$10.36	$9.55

Income from Operations:
Net Investment Income(1)	0.17	0.30	0.19	0.12	0.23	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.28	(0.27)	(1.91)	(0.09)	0.39	0.79

Total from Operations	0.45	0.03	(1.72)	0.03	0.62	1.08

Dividends and Distributions from:
Net Investment Income	(0.20)	(0.31)	(0.18)	(0.13)	(0.26)	(0.27)
Net Realized Gains	—	—	—	(0.06)	(0.30)	—

Total Dividends and Distributions	(0.20)	(0.31)	(0.18)	(0.19)	(0.56)	(0.27)

Net Asset Value, End of Period/Year	$8.33	$8.08	$8.36	$10.26	$10.42	$10.36

Total Return †	5.46%	0.19%	(16.88)%	0.30%	6.17%	11.39%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$162,731	$239,319	$293,030	$302,163	$100,285	$47,291
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.68%**	0.64%	0.62%	0.64%	1.22%	1.38%
Ratio of Net Investment Income to Average Net Assets	3.93%**	3.54%	2.07%	1.20%	2.24%	2.91%
Portfolio Turnover Rate†	156%	254%	329%	463%	300%	356%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period/Years

	R Class Shares
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Period/Year	$7.27	$7.68	$9.45	$9.57	$9.92	$9.52

Income from Operations:
Net Investment Income (Loss)(1)	0.17	0.31	0.22	0.16	(0.01)	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(0.41)	(1.81)	(0.09)	0.21	0.47

Total from Operations	0.36	(0.10)	(1.59)	0.07	0.20	0.67

Dividends and Distributions from:
Net Investment Income	(0.20)	(0.31)	(0.18)	(0.13)	(0.25)	(0.27)
Net Realized Gains	—	—	—	(0.06)	(0.30)	—

Total Dividends and Distributions	(0.20)	(0.31)	(0.18)	(0.19)	(0.55)	(0.27)

Net Asset Value, End of Period/Year	$7.43	$7.27	$7.68	$9.45	$9.57	$9.92

Total Return †	4.82%	(1.52)%	(16.96)%	0.74%	2.05%	7.05%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$—	$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)‡	0.45%**	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	0.64%**	0.64%	0.62%	0.64%	1.22%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.38%**	3.99%	2.52%	1.65%	(0.11)%	2.05%
Portfolio Turnover Rate†	156%	254%	329%	463%	300%	356%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share calculations were performed using average shares method.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The share class is expected to run at the expense limit of 0.70% when assets are contributed. Amounts have been revised to reflect an estimation base on I Class Shares.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2024. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the Board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2024, was as follows:

	Asset Derivatives				Liability Derivatives
Statements of Assets and Liabilities Location		Fair Value		Statements of Assets and Liabilities Location		Fair Value

Interest Rate contracts	Net Assets – Unrealized appreciation on Future			Interest Rate contracts	Net Assets – Unrealized depreciation on Future
	Contracts	$124,513	*		Contracts	$(339,577)	*

Total		$124,513				$(339,577)

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2024, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$109,887	$—	$—	$—	$—	$109,887
Total	$109,887	$—	$—	$—	$—	$109,887

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$111,980	$—	$—	$—	$—	$111,980
Total	$111,980	$—	$—	$—	$—	$111,980

The following discloses the volume of the Fund’s forward futures contracts activity during the period ended April 30, 2024.

For the period ended April 30, 2024, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$18,598,766
Average Quarterly Notional Balance Short	$(2,755,469)

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

5. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2024, the Fund paid $97,724 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended April 30, 2024, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2024. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2024. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2024, fees which were previously waived and/or reimbursed by the Adviser which may be

.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

subject to possible future reimbursement to the Adviser were $565,195, expiring in 2025, $5, expiring in 2026, and $471,122, expiring in 2027. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company. During the period ended April 30, 2024, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statement of Operations.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2024, were as follows:

		U.S. Government		Other	Total
Purchases	$	259,116,797	$	39,550,175	$298,666,972
Sales		317,076,409		67,542,124	384,618,533

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of foreign currency translations, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and Perpetual Bond adjustment. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2023.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Total
2023	$9,126,133	$9,126,133
2022	6,449,449	6,449,449

As of October 31, 2023, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$889,421
Capital Loss Carryforwards Short-Term	(17,625,376)
Capital Loss Carryforwards Long-Term	(30,023,366)
Unrealized Depreciation	(30,268,424)
Other Temporary Differences	(44,603)

Total Accumulated Losses	$(77,072,348)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2023, the Fund did not utilize capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$178,879,475	$493,332	$(13,609,092)	$(13,115,760)

Tax cost on investment is different than book cost because of wash sale adjustments.

9. Concentration of Shareholders:

At April 30, 2024, 92% of I Class Shares total shares outstanding were held by three record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024

DISCLOSURE OF FUND EXPENSES (unaudited) (continued)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period**
MetLife Core Plus Fund
Actual Fund Return
I Class Shares	$1,000.00	$1,054.60	0.45%	$2.30
R Class Shares	1,000.00	1,048.20	0.45%‡	2.29
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,022.63	0.45%	$2.26
R Class Shares	1,000.00	1,021.38	0.70%	3.52

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
‡	The share class is expected to run at the expense limit of 0.70% when assets are contributed. Amounts have been revised to reflect an estimation base on I Class Shares.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

ADVISORY AGREEMENT APPROVAL AND RENEWAL DISCLOSURE

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6–7, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/ or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund April 30, 2024 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Program Administrator’s report noted that:

•   the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

•   during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders.

•   the Board approved a change to the membership of the committee serving as Program Administrator.

•   no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

MetLife Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-SA-001-0500

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR §270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024